Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
1
At March 31, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Natural Gas Future ............................... 1 $ 56,420 4/27/22 $ 278
Cotton No.2 Future ............................... 1 67,845 5/6/22 (78)
Soybean Oil Future ............................... 1 41,964 5/13/22 (3,501)
Copper Future ................................... 1 118,775 5/26/22 1,247
WTI Crude Future ................................ 1 96,880 6/21/22 (11,193)
Natural Gas Future ............................... 1 57,560 6/28/22 528
US 5 Year Note (CBT) ............................. 7 802,812 6/30/22 (16,803)
Cotton No.2 Future ............................... 4 264,140 7/7/22 2,893
Soybean Oil Future ............................... 1 40,056 8/12/22 (1,503)
Natural Gas Future ............................... 1 57,310 8/29/22 7,468
Natural Gas Future ............................... 1 57,400 9/28/22 7,418
Natural Gas Future ............................... 1 58,070 10/27/22 578
WTI Crude Future ................................ 1 89,600 11/21/22 (5,332)
Total unrealized depreciation $ (18,000)
Short position contracts:
CAN 10 Year Bond Future ......................... (1) (104,435) 6/21/22 4,850
Live Cattle Future ................................ (11) (603,350) 6/30/22 (5,557)
Wheat Future (CBT) .............................. (1) (50,100) 7/14/22 4,447
Live Cattle Future ................................ (3) (165,690) 8/31/22 (2,685)
Bank Accept Future ............................... (5) (974,733) 9/19/22 3,461
Bank Accept Future ............................... (10) (1,941,567) 12/19/22 7,984
Bank Accept Future ............................... (2) (387,394) 3/13/23 1,333
3 Month SOFR Future ............................. (1) (244,000) 3/14/23 (190)
Total unrealized appreciation $ 13,643
Total net unrealized depreciation $ (4,357)
Total Investments – 0.0%(a)
(Cost $0) .................................................................................. $ 0
Other Assets in Excess of Liabilities – 100.0% ....................................................... 2,989,448
Net Assets – 100.0% .......................................................................... $ 2,989,448
(a) Besides futures contracts, there were no additional investments held by the Fund at March 31, 2022.